1-33025

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Cert Amx

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

June 25, 2007

RECD S.E.C.
JUN 25 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 13, 2007 the American Stock Exchange LLC (the "Exchange") received from Claymore Exchange-Traded Fund Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value

For each of the Trust's two investment portfolios:

Claymore/BBD High Income Index ETF

Claymore/KLD Sudan Free Large-Cap Core ETF

PROCESSED
JUN 26 2007
B
THOMSON
FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Associate Director
Listing Qualifications Department

cc: Herbert Scholl

07055156

END